Mineral Stream Interests - Additional Information (Detail) $ in Millions					6 Months Ended
	Jun. 22, 2026 USD ($)	Feb. 27, 2024 USD ($) oz	May 16, 2023 USD ($) oz	Apr. 19, 2023 USD ($)	Jun. 30, 2024 $ / oz oz	Jun. 14, 2023 USD ($) oz	Dec. 13, 2021 oz
Kudz Ze Kayah [Member]
Disclosure Of Mineral Stream Interests [line items]
Additional contingency payment for agreement | $		$ 5
Payment to be made for palladium and platinum ounces percentage		20.00%
Kudz Ze Kayah [Member] | Silver and gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Percentage buy back option of mineral streams	50.00%
Period for which the buy back option of mineral streams is open	30 days
Repurchase of mineral streams value | $	$ 36
Platreef and KZK [Member]
Disclosure Of Mineral Stream Interests [line items]
Cash payment on agreement | $		$ 450
Additional contingency payment for agreement | $		$ 5
Silver interests [member] | Kudz Ze Kayah [Member]
Disclosure Of Mineral Stream Interests [line items]
Number of ounces to be delivered before first step down in entitlement percentage		43,300,000
Number of ounces to be delivered before second step down in entitlement percentage		7,960,000
Number of ounces to be delivered before third step down in entitlement percentage		35,340,000
Number of ounces to be delivered after step downs in entitlement percentage		86,600,000
Silver interests [member] | Kudz Ze Kayah [Member] | Bottom of range [member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased		6.875%
Percentage of production to be purchased after first step down		5.625%
Percentage of production to be purchased after second step down		5.00%
Percentage of production to be purchased after third step down		6.25%
Silver interests [member] | Kudz Ze Kayah [Member] | Top of range [member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased		7.375%
Percentage of production to be purchased after first step down		6.125%
Percentage of production to be purchased after second step down		5.50%
Percentage of production to be purchased after third step down		6.75%
Gold Interests [member] | Goose [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of mineral interest sold				33.00%
Cash flows from (used in) exploration for and evaluation of mineral resources, classified as investing activities | $				$ 46
Gain Loss On Disposal Of Mineral Interests | $				$ 5
Gold Interests [member] | Kudz Ze Kayah [Member]
Disclosure Of Mineral Stream Interests [line items]
Number of ounces to be delivered before first step down in entitlement percentage		330,000
Number of ounces to be delivered before second step down in entitlement percentage		59,800
Number of ounces to be delivered before third step down in entitlement percentage		270,200
Number of ounces to be delivered after step downs in entitlement percentage		660,000
Gold Interests [member] | Kudz Ze Kayah [Member] | Bottom of range [member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased		6.875%
Percentage of production to be purchased after first step down		5.625%
Percentage of production to be purchased after second step down		5.00%
Percentage of production to be purchased after third step down		6.25%
Gold Interests [member] | Kudz Ze Kayah [Member] | Top of range [member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased		7.375%
Percentage of production to be purchased after first step down		6.125%
Percentage of production to be purchased after second step down		5.50%
Percentage of production to be purchased after third step down		6.75%
Gold Interests [member] | Platreef [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased		62.50%
Percentage of production to be purchased after second step down					3.125%
Palladium And Platinum Interests [Member] | Platreef Project Palladium And Platinum Streams Agreement [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased		5.25%
Gold [member] | Blackwater [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased					8.00%
Number of ounces to be delivered before first step down in entitlement percentage							279,908
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered					35.00%
Percentage of production to be purchased after stream percentage reduction					4.00%
Gold [member] | Blackwater [Member] | Amendment Agreement [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront Amount Payable | $						$ 40
Gold [member] | Blackwater [Member] | Tranche One [Member] | Amendment Agreement [Member]
Disclosure Of Mineral Stream Interests [line items]
Number of ounces to be delivered before first step down in entitlement percentage						464,000
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			8.00%
Gold [member] | Blackwater [Member] | Tranche Two [Member] | Amendment Agreement [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased after stream percentage reduction						4.00%
Gold [member] | Goose [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased					2.78%
Percentage of production to be purchased after first step down					1.44%
Number of ounces to be delivered before second step down in entitlement percentage					134,000
Percentage of production to be purchased after second step down					1.00%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered					18.00%
Gold [member] | Cangrejos [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased					6.60%
Number of ounces to be delivered before first step down in entitlement percentage					700,000
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL			22.00%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			18.00%		18.00%
Percentage of production to be purchased after stream percentage reduction					4.40%
Percentage Ownership Of The Mine			100.00%
Upfront Consideration Committed to Pay For the PMPA | $			$ 300
Gold [member] | Cangrejos [Member] | Upfront Payment Tranche One [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront Cash Consideration Available For Advance Pre Construction | $			48
Upfront Cash Consideration Available For Advance Pre Construction In Installments | $			12
Gold [member] | Cangrejos [Member] | Upfront Payment Tranche One A [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront Cash Consideration Available For Advance Pre Construction In Installments | $			10
Gold [member] | Cangrejos [Member] | Upfront Payment Tranche One B [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront Cash Consideration Available For Advance Pre Construction In Installments | $			9
Gold [member] | Cangrejos [Member] | Upfront Payment Tranche One C [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront Cash Consideration Available For Advance Pre Construction In Installments | $			6
Gold [member] | Cangrejos [Member] | Upfront Payment Tranche One D [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront Cash Consideration Available For Advance Pre Construction In Installments | $			11
Gold [member] | Cangrejos [Member] | Upfront Payment Tranche One E [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration paid for advance pre construction in installments | $			$ 8
Gold [member] | Cangrejos Gold [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased			6.60%
Number of ounces to be delivered before first step down in entitlement percentage			700,000
Percentage of production to be purchased after stream percentage reduction			4.40%
Gold [member] | Kudz Ze Kayah [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased					6.875%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered					20.00%
Gold [member] | Platreef [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased					62.50%
Payment To Be Made For Gold Ounce		100			100
Number of ounces to be delivered before first step down in entitlement percentage		218,750
Percentage of production to be purchased after first step down		50.00%			50.00%
Number of ounces to be delivered before second step down in entitlement percentage		428,300
Percentage of production to be purchased after second step down		3.125%			3.125%
Number of ounces to be delivered		428,300
Spot price increased after delivery threshold		80.00%
palladium and platinum [Member] | Platreef [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased					0.10%
Number of ounces to be delivered before first step down in entitlement percentage		350,000
Percentage of production to be purchased after first step down		3.00%
Number of ounces to be delivered before second step down in entitlement percentage		485,115
Percentage of production to be purchased after second step down		0.10%			0.10%
Number of ounces to be delivered		485,115
Spot price increased after delivery threshold		80.00%
Payment to be made for palladium and platinum ounces percentage		30.00%